Reconciliation of Federal Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax computed at federal statutory rate	21.00%	34.00%
Permanent items and other	(2.36%)	(9.49%)
Stock based compensation	(0.78%)	(0.27%)
Research and development tax credits	1.07%	(1.19%)
Orphan Drug tax credits	6.47%	13.13%
Tax Cuts and Jobs Act	0.00%	(16.41%)
Valuation allowance	(25.40%)	(19.77%)
Effective income tax rate	0.00%	0.00%